SCHEDULE OF ESTIMATED USEFUL LIVES (Details)	Jun. 30, 2026
Minimum [Member] | Building [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	10 years
Minimum [Member] | Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	4 years
Maximum [Member] | Building [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	20 years
Maximum [Member] | Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	10 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	10 years
Maximum [Member] | Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	5 years